OIL AND NATURAL GAS PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2025
Extractive Industries [Abstract]
Schedule of Oil and Natural Gas Properties

The following table presents the capitalized costs for oil and natural gas properties of the Company:

	December 31, 2025	December 31, 2024

Evaluated costs subject to amortization	$-	$-
Unevaluated costs	5,373,207	569,551
Total capitalized costs	5,373,207	569,551
Less accumulated depreciation, depletion and amortization	-	-
Less accumulated impairment	(5,373,207)	-

Total oil and natural gas properties	$-	$569,551